Stock Option Plans (Details Narrative) - USD ($)		3 Months Ended		6 Months Ended		12 Months Ended
	Jan. 01, 2022	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Oct. 22, 2021	Dec. 31, 2019	Aug. 05, 2014
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock options vested and exercisable		3,950,063		3,950,063		3,724,957	3,202,354
Number of Stock options, Exercised				90,264		12,500	0
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Intrinsic Value		$ 2,146,863		$ 2,146,863		$ 28,948,535
Aggregate intrinsic value of stock options unvested						4,100,000
Aggregate intrinsic value of stock options vested and exercisable		$ 2,146,863		$ 2,146,863		$ 24,800,000
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate		3.03%				0.85%	0.13%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Term		5 years 10 months 20 days	6 years 3 months		6 years 3 months	6 years 3 months	6 years 3 months
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Dividend Rate						0.00%	0.00%
Estimated volatility		85.40%				92.80%	106.10%
Number of stock options, forfeited and expired							0
Number of stock options, forfeited				256,475		328,718
Number of stock options, expired						0
Stock option vested						5 years 9 months 10 days
Weighted-average contractual term vested options				3 years 8 months 8 days		4 years 5 months 15 days
Number of stock options Vested during the period		134,986	151,577	315,370	231,348	461,701	400,632
Unrecognized compensation expense		$ 5,200,000		$ 5,200,000		$ 6,600,000
Unrecognized compensation expected to be recognized weighted-average period				2 years 1 month 17 days		2 years 3 months 21 days
Weighted average grant date fair value of options granted		$ 1.79	$ 5.4	$ 1.76	$ 5.21	$ 5.36	$ 3.44
Fair value of stock options vested during the period		$ 595,000	$ 668,000	$ 1,300,000	$ 900,000
Restricted Stock [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Unrecognized compensation expected to be recognized weighted-average period				3 years 11 months 4 days
Unrecognized compensation cost related to non-vested stock awards		$ 600,000		$ 600,000
Stock Option Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of shares authorized to issue under plan								7,444,800	16,000,000	8,000,000
Omnibus Equity Incentive Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Common stock reserved for future issuance		11,869,746		11,869,746		11,000,000
Increase in common stock, capital shares reserved for future issuance	869,746
Common stock reserved for future issuance increased, percentage				2.00%